Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Accrued Expenses
Schedule of accrued expenses

Accrued expenses consist of the following as of December 31:

	2020	2019
Accrued construction costs	$2,574,304	$—
Accrued professional service fees	$693,206	$35,792
Accrued interest on convertible debt with a related party	618,082	—
Accrued payroll	562,641	1,644
Accrued utilities	383,852	—
Other accrued liabilities	351,795	11,799
Total accrued expenses	$5,183,880	$49,235